UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND
	Schedule of Investments
	December 31, 2007 (Unaudited)

Shares		Market Value	% of Total Net Assets
COMMON STOCKS

AUTO AND TRANSPORTATION

Recreational Vehicles and Boats
19,000	Winnebago Industries, Inc.	399,380	1.32%

Truckers
35,001	Knight Transportation, Inc.	518,365	1.72%

	AUTO AND TRANSPORTATION SECTOR TOTAL	917,745	3.02%

CONSUMER DISCRETIONARY

Consumer Electronics
30,000	Lojack Corp. *	504,300	1.66%

Leisure Time
6,800	Pool Corp.	134,844	0.44%

Services Commercial
13,150	Ritchie Bros Auctioneers, Inc.	1,087,505	3.58%
40,500	Rollins, Inc.	777,600	2.56%
12,500	The Advisory Board Co. *	802,375	2.64%
Services Commercial Industry Total		2,667,480	8.80%

Shoes
25,250	Iconix Brand Group, Inc. *	496,415	1.64%

CONSUMER DISCRETIONARY SECTOR TOTAL		3,803,039	12.54%

FINANCIAL SERVICES

Banks
25,000	Boston Private Financial Holdings, Inc.	677,000	2.23%
22,500	PrivateBancorp, Inc.	734,625	2.42%
Banks Industry Total		1,411,625	4.65%

Finance Companies
20,000	World Acceptance Corp. *	539,600	1.77%

Financial Information Services
6,300	FactSet Research Systems, Inc.	350,910	1.16%

Financial Miscellaneous
27,500	Financial Federal Corp.	612,975	2.02%
7,000	TSX Group, Inc. Canada	370,839	1.22%
Financial Miscellaneous Industry Total		983,814	3.24%

Financial Data Processing Services & Systems
12,800	Advent Software, Inc. *	692,480	2.28%

	FINANCIAL SERVICES SECTOR TOTAL	3,978,429	13.11%

HEALTHCARE

Bio-Technology Research and Production
14,000	Integra Lifesciences Holdings Co. *	587,020	1.93%
10,450	Kensey Nash Corp. *	312,664	1.03%
Bio-Technology Research and Production Industry Total		899,684	2.95%

Electronics Medical Systems
22,250	Quality Systems, Inc.	678,402	2.23%
34,150	Somanetrics Corp. *	807,648	2.66%
Healthcare Management Services
29,250	Computer Programs & Systems, Inc.	665,145	2.19%

Healthcare Services
30,000	Psychemedics Corp.	481,500	1.59%

Medical and Dental Instruments and Supplies
17,500	Abaxis, Inc. *	627,550	2.07%
15,000	Landauer, Inc.	777,750	2.56%
10,000	Mentor Corp.	391,000	1.28%
19,250	Meridian Bioscience, Inc.	579,040	1.91%
23,575	Neogen Corp. *	625,916	2.05%
22,750	Surmodics, Inc. *	1,234,643	4.07%
7,550	TECHNE Corp. *	498,677	1.64%
Medical and Dental Instruments and Supplies Industry Total		4,734,576	15.60%

	HEALTHCARE SECTOR TOTAL	8,894,505	29.29%

MATERIALS AND PROCESSING

Building Materials
28,000	Simpson Manufacturing Co., Inc.	744,520	2.45%

MATERIALS AND PROCESSING SECTOR TOTAL		744,520	2.45%

OTHER ENERGY

Oil: Crude Producers
10,000	St. Mary Land & Exploration Co.	386,100	1.27%

Machinery: Oil Well Equipment & Service
23,001	Carbo Ceramics, Inc.	855,637	2.81%
26,000	Tesco Corp. *	745,420	2.46%
		1,601,057	5.27%

	OTHER ENERGY SECTOR TOTAL	1,987,157	6.55%

PRODUCER DURABLES

Machinery: Construction & Handline
3,800	ASV, Inc. *	526,300	1.73%

Electrical Equipment & Components
13,250	Franklin Electric Co., Inc.	507,077	1.67%

PRODUCER DURABLES SECTOR TOTAL		1,033,377	3.40%

TECHNOLOGY

Communications Technology
20,000	Avocent Corp. *	466,200	1.54%
37,650	Digi International, Inc. *	534,253	1.76%
Communications Technology Industry Total		1,000,453	3.30%

Computer Technology
21,000	Rimage Corp. *	544,950	1.80%

Computer Services Software & Systems
27,500	Ansoft Corp. *	710,875	2.34%
16,600	Ansys, Inc. *	688,236	2.27%
36,500	Blackbaud, Inc.	1,023,460	3.37%
22,000	Blackboard, Inc. *	885,500	2.92%
Computer Services Software & Systems Total		3,308,071	10.89%

Electronics: Technology
8,100	Curtiss-Wright Corp.	406,620	1.34%
36,450	Innovative Solutions & Support, Inc. *	353,201	1.16%
		759,821
Electronics
37,450	II-VI, Inc. *	1,144,098	3.77%

	TECHNOLOGY SECTOR TOTAL	6,757,393	22.26%

OTHER

Multisector Companies
35,000	Raven Industries, Inc.	1,343,650

	TOTAL OTHER	1,343,650	4.43%
TOTAL COMMON STOCKS
	(Cost $25,104,084)	29,459,815	97.04%

SHORT-TERM INVESTMENTS
932,950	UMB Bank Money Market Fiduciary (Cost $932,950) 3.74% **	932,950
11,316,569	Provident Temp Cash Money Market (Cost $11,316,569) 5.18% ** (a)	11,316,569
		12,249,519	40.35%

TOTAL INVESTMENTS
	(Cost $26,037,034)	41,709,334	137.40%

	Liabilities in excess of other assets	(11,352,267)	-37.40%

	TOTAL NET ASSETS	$30,357,067	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2007
(a) Purchased with cash colateral from securities on loan.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,037,034 amounted to $3,728,182 which consisted of aggregate gross unrealized appreciation of $5,777,839 and aggregate gross unrealized depreciation of $2,049,657.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date February 27, 2008

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date February 27, 2008

* Print the name and title of each signing officer under his or her signature.